CONVERSION OPTION ON CONVERTIBLE DEBT INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Borrowing costs [abstract]
Schedule of fair value measurement
The fair value of the conversion options on convertible debt instruments was determined using the Black-Scholes or the binomial option pricing model taking into account the following assumptions:

	September 30, 2023	July 19, 2023

Exercise price ($)	2.58	2.58
Share price ($)	1.91	2.12
Volatility (%)	57%	57%
Risk-free interest rate (%)	4.29%	3.76%
Expected warrant life (years)	4.79	5.00

Schedule of Non-convertible debenture

	September 30, 2023	December 31, 2022
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)	30,000,000	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)	21,248,419	10,381,986
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)	13,374,085	6,189,814
Loans on research and development tax credits and subsidies receivable (Note 7.4)	22,189,349	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)	16,390	34,802
Credit facility for the supplier payment program (Note 7.6)	4,346,880	—
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)	42,254,201	—
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)	43,031,773	—
	176,461,097	110,673,348
Current portion of long-term debt and other debts	4,363,271	24,713
Long-term portion of long-term debt and other debts	172,097,826	110,648,635
As at September 30, 2023, the weighted average all-in interest rate was 7.19%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of US$30,000,000	October 2023	7.19%, including spread of 1.75%
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%
As at September 30, 2023 and January 1, 2023, the credit facility for the supplier payment program was divided as follows:

	September 30, 2023	January 1, 2023
	$	$
Carrying amount
Presented in long-term debts and other debts of which suppliers has not received payments	—	—
Presented in long-term debts and other debts of which suppliers has received payments	4,346,880	—
Presented in long-term debts and other debts	4,346,880	—

Range of payment due date
Liabilities that are part of the arrangements	119 - 120 days after invoice date	N/A
Comparable trade payables that are not part of the arrangements	Net 30 days	N/A
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the conversion options on convertible debt instruments . The Group has recognized the following conversion options on convertible debt instruments:

September 30, 2023
$
Beginning balance at July 19, 2023	30,342,059
Paid in kind interest	642,404
Fair value adjustment	(3,998,336)
Foreign currency translation adjustment	(760,031)
Ending balance	26,226,096